Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Unrecognized Tax Benefits [Line Items]
Balance at beginning of the fiscal year	¥ 288,311	¥ 225,120	¥ 229,228
Reductions for tax positions of prior years	(11,533)	(25,302)	(39,005)
Additions for tax positions of prior years	8,980	59,159	19,947
Additions based on tax positions related to the current year	27,849	44,307	41,201
Settlements	(140,813)	(4,046)	(1,478)
Lapse in statute of limitations	(7,495)	(3,807)	(7,770)
Foreign currency translation adjustments	26,587	(7,120)	(17,003)
Balance at end of the fiscal year	191,886	288,311	225,120
Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	¥ 72,947	¥ 77,925	¥ 87,497